Notes Receivable from Third Parties - Valuation Assumptions (Details)	Dec. 31, 2021
VIA Motors International, Inc. | Probability
Debt Securities, Available-for-Sale [Line Items]
Measurement input	0.90
VIA Motors International, Inc. | Yield rate
Debt Securities, Available-for-Sale [Line Items]
Measurement input	0.040
Inobat | Probability
Debt Securities, Available-for-Sale [Line Items]
Measurement input	50
Inobat | Yield rate
Debt Securities, Available-for-Sale [Line Items]
Measurement input	17.5